Loan Payables	12 Months Ended
Sep. 30, 2025
Loan Payables [Abstract]
LOAN PAYABLES

10. LOAN PAYABLES

Short term loans — banks

Outstanding balances on short-term bank loans consisted of the following:

Institution name	Maturity	Interest rate	Collateral/ earnings	September 30, 2025	September 30, 2024
China Construction Bank	December, 2025	4.15%/4.30%	Xuezheng Chen	$195,112	$198,219

As of September 30, 2024, short-term bank loans totalling $198,219 (equivalent to CNY 1,389,000) were extended to December 29, 2025. The loans bore interest at a rate of 4.15% from October 1, 2024 to December 31, 2024, and 4.30% effective January 1, 2025.